Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Shelton Emerging Markets Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		32.99%	6.14%	8.20%
Shelton Emerging Markets Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		32.63%	5.87%	7.93%
Shelton International Select Equity Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		30.67%	5.77%	8.98%
Shelton International Select Equity Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		30.33%	5.51%	8.70%
SHELTON TACTICAL CREDIT FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		8.55%	3.83%	3.89%
SHELTON TACTICAL CREDIT FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		8.21%	3.56%	3.63%
Shelton Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%
ICON CONSUMER SELECT FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%	9.09%	8.23%
ICON CONSUMER SELECT FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		5.74%	8.81%	7.92%
ICON EQUITY FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		15.84%	7.23%	10.29%
ICON EQUITY FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		15.56%	6.97%	10.00%
ICON EQUITY INCOME FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%	6.44%	8.12%
ICON EQUITY INCOME FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		14.13%	6.18%	7.85%
ICON FLEXIBLE BOND FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		5.69%	4.22%	4.48%
ICON FLEXIBLE BOND FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%	4.00%	4.23%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		17.30%	7.38%	13.82%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		17.06%	7.11%	13.51%
ICON Natural Resources and Infrastructure Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		15.89%	13.57%	11.26%
ICON Natural Resources and Infrastructure Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		15.64%	13.30%	10.99%
ICON UTILITIES AND INCOME FUND - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent		15.26%	6.97%	9.16%
ICON UTILITIES AND INCOME FUND - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent		14.91%	6.72%	8.88%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%
CBOE S&P 500 Buy Write Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		33.57%	4.19%	8.41%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent		32.39%	7.90%	8.41%
S&P 1500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.02%	13.95%	14.45%
S&P 1500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent		14.34%	14.90%	12.90%
Bloomberg U.S. Universal Index ex MBS
Average Annual Return [Line Items]
Average Annual Return, Percent		7.31%	0.02%	2.68%
S&P 1500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent		23.81%	20.48%	23.87%
S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Average Annual Return, Percent		21.11%	20.54%	9.75%
S&P 1500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		16.09%	9.67%	10.49%